CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026		Dec. 31, 2025	[1]	Jun. 30, 2025	[1]
Statement of comprehensive income [abstract]
Profit for the period	£ 3,123		£ 2,213		£ 2,544
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	91		(352)		(168)
Current tax	17		25		25
Deferred tax	(42)		67		18
Remeasurements after tax	66		(260)		(125)
Movements in revaluation reserve in respect of equity shares held at FVOCI:
Change in fair value	0		(8)		42
Deferred tax	0		0		0
Fair value, net of tax	0		(8)		42
Gains and losses attributable to own credit risk:
Gains (losses) before tax	(4)		(188)		62
Deferred tax	1		52		(17)
Gains and (losses) net of tax	(3)		(136)		45
Movements in revaluation reserve in respect of debt securities held at FVOCI:
Change in fair value	142		35		(1)
Current tax	0		1		0
Deferred tax	(40)		(8)		0
Realised gains and losses on FVOCI equity shares	102		28		(1)
Income statement transfers in respect of disposals	0		(3)		0
Deferred tax	0		(4)		5
Income statement transfers in respect of disposals, net of tax	0		(7)		5
Income statement transfers in respect of impairment	1		(1)		0
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	103		20		4
Movements in cash flow hedge reserve:
Effective portion of changes in fair value taken to other comprehensive income	(1,337)		(10)		492
Deferred tax	374		2		(138)
Gains (losses) on cash flow hedges, net of tax	(963)		(8)		354
Net income statement transfers	771		968		901
Deferred tax	(216)		(271)		(252)
Reclassification adjustments on cash flow hedges, net of tax	555		697		649
Cash flow hedging reserve	(408)		689		1,003
Movements in foreign currency translation reserve, net of tax	(19)		45		9
Total other comprehensive (loss) income for the period, net of tax	(261)		350		978
Total comprehensive income for the period	2,862	[2]	2,563	[3]	3,522	[2]
Total comprehensive income attributable to ordinary shareholders	2,575		2,272		3,252
Total comprehensive income attributable to other equity holders	229		218		245
Total comprehensive income attributable to equity holders	2,804		2,490		3,497
Total comprehensive income attributable to non-controlling interests	£ 58		£ 73		£ 25

[1]	[1]Current tax and deferred tax impacts, previously shown in aggregate for each reserve, are now presented alongside each line item. Comparatives are represented on a consistent basis.
[2]	Total comprehensive income attributable to owners of the parent was £2,804 million.
[3]	Total comprehensive income attributable to owners of the parent was £2,490 million.